LONG TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term bank loans	$ 6,460,734	$ 6,097,453
Long-term Debt [Member]
Debt Instrument [Line Items]
Long-term bank loans	6,460,734	6,097,453
Long-term Debt [Member] | Due on August 28, 2022
Debt Instrument [Line Items]
Long-term bank loans	$ 6,460,734	$ 6,097,453
Annual rate	9.60%
Repayment date	Aug. 28, 2022